Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Income taxes	$ 842.4	$ 1,446.3	$ 954.3
Interest	224.0	206.0	184.9
Operating lease liabilities	$ 88.6	$ 86.5	$ 84.0